STOCK OPTIONS AND WARRANTS (Details) - Options [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Outstanding, December 31, 2016	49,000	12,000	24,000
Granted	25,000	37,000	12,000
Forfeited
Exercised			(24,000)
Expired
Outstanding, September 30, 2017	74,000	49,000	12,000
Exercisable at September 30, 2017	61,500	49,000
Weighted Average Exercise Price
Outstanding, December 31, 2016	$ 1.49	$ 2.00	$ 1.00
Granted	1.00	1.32	2.00
Forfeited
Exercised			1.00
Expired
Outstanding, September 30, 2017	1.32	1.49	$ 2.00
Exercisable at September 30, 2017	$ 1.39	$ 1.49
Weighted Average Remaining Contractual Term
Outstanding, December 31, 2016	3 years 2 months 8 days	3 years 9 months	1 year 7 days
Granted	4 years	3 years 4 months	4 years
Outstanding, September 30, 2017	2 years 11 months 19 days	3 years 2 months 8 days	3 years 9 months
Exercisable at September 30, 2017	2 years 10 months 10 days	3 years 2 months 8 days
Aggregate Intrinsic Value
Outstanding, December 31, 2016	$ 426,800
Granted
Forfeited
Exercised
Expired
Outstanding, September 30, 2017	376,340	426,800
Exercisable at September 30, 2017	$ 308,715	$ 426,800